Shareholder Fees - Advisor Class and Class M - PIMCO Dynamic Bond Portfolio	Apr. 30, 2021 USD ($)
Advisor
Shareholder Fees:
Shareholder Fee, Other
M
Shareholder Fees:
Shareholder Fee, Other